Overview of consolidated entities	12 Months Ended
Dec. 31, 2024
Overview of consolidated entities
Overview of consolidated entities

28Overview of consolidated entities

The following table includes the overview of the entities as of December 31, 2024.

	Country of
Name	incorporation	% equity interest*
		2024	2023	2022
Materialise NV	Belgium	100%	100%	100%
FEops NV	Belgium	100%	0%	0%
Materialise SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise s.r.o.	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
MATERIALISE SDN. BHD	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	100%	100%	100%
Meridian Technique Limited	United Kingdom	100%	100%	100%
OrthoView Holdings Limited	United Kingdom	100%	100%	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
Materialise Motion NV	Belgium	100%	100%	100%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria E Comércio Ltda	Brazil	100%	100%	100%
Engimplan Holding Ltda	Brazil	100%	100%	100%
Materialise Limited	South-Korea	100%	100%	100%
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech North America, Inc.	United States	100%	100%	100%
Tianjin Zhenyuan Materialise Medical Technology Ltd	China	51%	51%	51%

Note: OrthoView Holdings Limited dissolution (or strike-off) process ended the 18th of March 2025.

*The overview provides the equity interest held as of 31 December of each respective year.

The entities Materialise GmbH, Bremen, Germany, ACTech Holding GmbH, Freiberg / Saxony, Germany and ACTech GmbH, Freiberg / Saxony, Germany, have taken advantage of the exemption regulations of § 264 (3) HGB (German Commercial Code) for the financial year ending December 31, 2022, 2023 and 2024.